INVESTMENTS IN ASSOCIATES - SUMMARISED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of associates [line items]
Current assets	¥ 6,703,937	$ 962,961	¥ 6,356,677
Non-current assets	30,189,196	4,336,406	29,045,560
Total assets	36,893,133	5,299,367	35,402,237
Current liabilities	6,477,044	930,370	6,422,245
Equity	29,139,281	$ 4,185,596	28,816,329	¥ 28,607,408	¥ 28,030,055
Share of net assets	174,686		181,725
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Current assets	77,732		121,465
Non-current assets	361,864		326,644
Total assets	439,596		448,109
Current liabilities	223,295		208,458
Equity	216,301		239,651
Share of net assets	105,987		117,429
Carrying amount of interest in associates	105,987		117,429	112,020
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Current assets	1,612,909		1,143,125
Non-current assets	12,941		12,794
Total assets	1,625,850		1,155,919
Current liabilities	1,485,647		1,024,702
Equity	140,203		131,217
Share of net assets	68,699		64,296
Carrying amount of interest in associates	¥ 68,699		¥ 64,296	¥ 62,528

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.